UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                                --------------------------------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Impala Asset Management LLC
                     ---------------------------------------
Address:             134 Main Street
                     ---------------------------------------
                     New Canaan, CT 06840
                     ---------------------------------------


Form 13F File Number: 28-11248
                      -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Thomas T. Sullivan
                     ---------------------------------------
Title:               CFO
                     ---------------------------------------
Phone:               (203) 972-4155
                     ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Thomas T. Sullivan               New Canaan, Connecticut  August 10, 2007
-----------------------------------  -----------------------  ------------------
[Signature]                          [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    -0-

Form 13F Information Table Entry Total:               58

Form 13F Information Table Value Total:            2,584,782
                                               ----------------
                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                           IMPALA ASSET MANAGEMENT LLC
                                 134 MAIN STREET
                              NEW CANAAN, CT 06840
                                TOM SULLIVAN, CFO
                                  203-972-4155

                   FORM 13F FOR THE PERIOD ENDED JUNE 30, 2007


                                                                                                  Investment    Other      Voting
Security                                Title of Class     CUSIP        MKT (000's)      Shares    Discretion   Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
AERCAP HOLDINGS NV                      SHS                N00985106       10,150        317,190        Y          N         SOLE
AMERICAN RAILCAR INDS INC               COM                02916P103        1,129         28,948        Y          N         SOLE
AMR CORP  COM STK                       COM                001765106      162,081      6,151,100        Y          N         SOLE
APPLIED MATLS INC  COM STK              COM                038222105       27,335      1,375,700        Y          N         SOLE
ARACRUZ CELULOSE SA                     SPON ADR PFD B     038496204      219,789      3,318,071        Y          N         SOLE
BALL CORP  COM STK                      COM                058498106       15,685        295,000        Y          N         SOLE
BALLY TECH INC COM                      COM                05874B107        2,114         80,000        Y          N         SOLE
BARRICK GOLD CORP COM                   COM                067901108       58,140      2,000,000        Y          N         SOLE
BOEING CO COM                           COM                097023105       26,286        273,352        Y          N         SOLE
BOYD GAMING CORP  COM STK               COM                103304101          984         20,000        Y          N         SOLE
C H ROBINSON WORLDWIDE INC              COM NEW            12541W209       11,259        214,368        Y          N         SOLE
CAMECO CORP COM                         COM                13321L108       28,003        552,503        Y          N         SOLE
CANADIAN NATIONAL RA ILWAY CO           COM                136375102       39,837        782,185        Y          N         SOLE
CARNIVAL CORP                           PAIRED CTF         143658300       19,752        405,000        Y          N         SOLE
CATERPILLAR INC COM                     COM                149123101       33,278        425,000        Y          N         SOLE
CEDAR FAIR LP  COM STK                  DEPOSITRY UNIT     150185106        8,534        302,400        Y          N         SOLE
COMPLETE PRODUCTION SERVICES I          COM                20453E109       10,340        400,000        Y          N         SOLE
CON-WAY INC                             COM                205944101        3,276         65,216        Y          N         SOLE
COPA HOLDINGS SA                        CL A               P31076105       12,424        184,766        Y          N         SOLE
CORNING INC  COM STK                    COM                219350105      181,584      7,106,984        Y          N         SOLE
CUMMINS INC  COM STK                    COM                231021106        7,085         70,000        Y          N         SOLE
DIAMOND OFFSHORE DRI LLING INC          COM                25271C102       24,628        242,500        Y          N         SOLE
EMERSON ELECTRIC CO  COM STK            COM                291011104       12,776        273,000        Y          N         SOLE
EOG RES INC  COM STK                    COM                26875P101       16,913        231,500        Y          N         SOLE
FEDEX CORP                              COM                31428X106        3,939         35,500        Y          N         SOLE
FREEPORT MCMORAN COP PER & GOL          COM                35671D857       41,410        500,000        Y          N         SOLE
GENERAL DYNAMICS COR P COM STK          COM                369550108       86,907      1,111,049        Y          N         SOLE
GENERAL MOTORS CORP  COM STK            COM                370442105       38,064      1,007,000        Y          N         SOLE
GOODYEAR TIRE & RUBR  CO COM S          COM                382550101      239,567      6,892,032        Y          N         SOLE
GREAT LAKES DREDGE & DOCK CO            COM                390607109          350         36,800        Y          N         SOLE
GREENBRIER COS INC                      COM                393657101        5,133        169,847        Y          N         SOLE
GREIF INC CL A COM STK                  COM                397624107        5,675         95,200        Y          N         SOLE
HARLEY DAVIDSON INC  COM STK            COM                412822108        6,021        101,000        Y          N         SOLE
HERTZ GLOBAL HOLDING                    COM                42805T105        8,840        332,700        Y          N         SOLE
HUNT J B TRANS SVCS INC COM ST          COM                445658107      277,032      9,448,571        Y          N         SOLE
L B FOSTER CO CL A COM STK              COM                350060109        2,151         75,000        Y          N         SOLE
LDK SOLAR CO LTD ADR                    SPONSORED ADR      50183L107       31,906      1,019,350        Y          N         SOLE
LYONDELL CHEMICAL CO  COM STK           COM                552078107        5,160        139,000        Y          N         SOLE
MARVELL TECHNOLOGY G ROUP LTD           ORD                G5876H105       14,568        800,000        Y          N         SOLE
NAVIOS MARITIME HOLDINGS INC            COM                Y62196103       13,079      1,082,732        Y          N         SOLE
OCCIDENTAL PETE CORP                    COM                674599105       86,820      1,500,000        Y          N         SOLE
OVERSEAS SHIPHOLDING GROUP I            COM                690368105       10,194        125,238        Y          N         SOLE
PILGRIMS PRIDE CORP  COM STK            COM                721467108       11,544        302,431        Y          N         SOLE
PINNACLE ENTERTAINMENT                  COM                723456109          957         34,000        Y          N         SOLE
POTASH CORP OF SASKA TCHEWAN I          COM                73755L107       26,510        340,000        Y          N         SOLE
PPG INDUSTRIES INC  COM STK             COM                693506107       26,859        352,900        Y          N         SOLE
ROCKWELL AUTOMATION INC COM ST          COM                773903109       23,888        344,000        Y          N         SOLE
ROYAL CARIBBEAN CRUISES LTD             COM                V7780T103        2,149         50,000        Y          N         SOLE
SANDERSON FARMS INC  COM STK            COM                800013104       47,073      1,045,600        Y          N         SOLE
SUNPOWER CORP  COM STK                  COM CL A           867652109       24,154        383,093        Y          N         SOLE
TECK COMINCO LIMITED CL B SUB           COM                878742204       17,437        411,000        Y          N         SOLE
TEEKAY OFFSHORE PARTNERS L P            PARTNERSHIP UN     Y8565J101        5,151        151,056        Y          N         SOLE
TRANSOCEAN INC                          ORD                G90078109       50,341        475,000        Y          N         SOLE
TSAKOS ENERGY NAVIGATION LTD            SHS                G9108L108        5,189         74,224        Y          N         SOLE
UAL CORP  COM STK                       COM NEW            902549807      445,298     10,970,641        Y          N         SOLE
ULTRAPETROL BAHAMAS LTD COM ST          COM                P94398107       37,852      1,597,139        Y          N         SOLE
UNION PACIFIC CORP  COM STK             COM                907818108       26,932        233,885        Y          N         SOLE
VOTORANTIM CELULOSE E PAPEL SA          SPONSORED ADR      92906P106       23,250      1,021,100        Y          N         SOLE

                                                                        2,584,782